Form N-1A Cover	Dec. 16, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001418144
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 16, 2024
Prospectus Date	Feb. 28, 2024
Invesco Total Return Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2024, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Total Return Bond ETF (GTO)

(the “Fund”)

Invesco Municipal Strategic Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2024, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Municipal Strategic Income ETF (IMSI)

(the “Fund”)

Invesco Short Duration Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2024, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Short Duration Bond ETF (ISDB)

(the “Fund”)